LEASES	9 Months Ended
Sep. 30, 2025
LEASES
LEASES
(8)	LEASES

The primary leases that the Group entered into were for training centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

As of December 31, 2023, the Company has 25 operating leases for training center and office spaces with remaining terms expiring from 1 through 54 months and a weighted average remaining lease term of 2.17 years. Weighted average discount rates used in the calculation of the lease liability is 6.56%. As of December 31, 2024, the Company has 25 operating leases for training center and office spaces with remaining terms expiring from 2 through 54 months and a weighted average remaining lease term of 3.55 years. Weighted average discount rates used in the calculation of the lease liability is 6.51%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Operating lease costs for the years ended December 31, 2022, 2023 and 2024 were RMB 18,456,989, RMB 18,600,344 and RMB 19,889,910, respectively, which excluded cost of short-term contracts. Short-term lease expense, with a lease term of 12 months or less, for the years ended December 31, 2022, 2023 and 2024 were RMB 3,412,129, RMB 3,950,259 and RMB 5,617,080, respectively. Short-term lease commitments as of December 31, 2024 was RMB 427,475. There were no variable lease costs or sublease income for leased assets for the years ended December 31, 2022, 2023 and 2024.

The impact of ASC 842 on the consolidated balance sheets as of December 31, 2023 and 2024 was as follows:

	December 31,	September 30,
	2024	2025
	RMB	RMB
Operating leases:
Right-of-use assets	35,907,761	35,347,613
Lease liabilities-current	18,085,643	16,238,233
Lease liabilities-non-current	17,120,842	17,579,017

Other information related to leases is presented below:

	Nine-month period September 30,
	2024	2025
	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	14,546,175	15,757,738
Lease liability arising from obtaining Right-of-use assets	28,487,903	25,971,623

Maturities of lease liabilities under non-cancellable leases as of December 31, 2024 are as follows:

Operating leases
RMB
2025	4,411,850
2026	15,985,030
2027	10,717,193
2028	5,101,789
2029	377,318
Total undiscounted lease payments	36,593,180
Less: Imputed interest	(2,775,930)
Total lease liabilities	33,817,250